UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number             811-22534

Versus Capital Multi-Manager Real Estate Income Fund LLC

(Exact name of registrant as specified in charter)

7100 E Belleview Ave, Suite 306

Greenwood Village, CO 80111-1632

(Address of principal executive offices) (Zip code)

Mark D. Quam

c/o Versus Capital Advisors LLC

7100 E Belleview Ave, Suite 306

Greenwood Village, CO 80111-1632

(Name and address of agent for service)

COPY TO:

Alan Hoffman, Esq.

Winston & Strawn LLP

200 Park Avenue

New York, New York 10166-4193

Registrant’s telephone number, including area code: (303) 895-3773

Date of fiscal year end: March 31

Date of reporting period: March 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

VERSUS CAPITAL MULTI-MANAGER

REAL ESTATE INCOME FUND LLC

Annual Report for the Period Ended March 31, 2012

VERSUS CAPITAL ADVISORS, LLC

This report is for shareholders of Versus Capital Multi-Manage Real Estate Income Fund LLC. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund. Shares of the Fund are distributed by Foreside Funds Distributors LLC, Berwyn, Pennsylvania.

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

Privacy Notice

This notice describes the Fund’s privacy policy. The Fund is commited to protecting the personal information that it collects about individuals who are prospective, former or current investors. The Fund collects personal information for business purposes to process requests and transactions and to provide customer service. “Personal Information” is obtained from the following sources:

•	Investor applications and other forms, which may include your name(s), address, social security number or tax identification number.

•	Written and electronic correspondence, including telephone contacts; and

•

Transaction history, including information about the Fund’s transactions and balances in your accounts with the Fund or its affiliates or other holdings of the Fund and any affiliation with the Adviser and its subsidiaries.

The Fund limits access to Personal Information to those employees who need to know that information in order to process transactions and service accounts. Employees are required to maintain and protect the confidentiality of Personal Information. The Fund maintains physical, electronic and procedural safeguards to protect Personal Information.

The Fund may share Personal Information described above with the Adviser and its various other affiliates or service providers for business purposes, such as to facilitate the servicing of accounts. The Fund may share the Personal Information described above for business purposes with a non-affiliated third party only if the entity is under contract to perform transaction processing, servicing or maintaining investor accounts on behalf of the Fund. The Fund may also disclose Personal Information to regulatory authorities or otherwise as permitted by law. The Fund endeavors to keep its customer files complete and accurate. The Fund should be notified if any information needs to be corrected or updated.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Shareholder Letter

March 31, 2012 (unaudited)

Dear Shareholder,

Please find enclosed the audited annual financial statements for the fiscal period ended March 31, 2012. This is a short reporting period for the Versus Capital Multi-Manager Real Estate Income Fund LLC (the “Fund”) having become effective as of December 9, 2011. We began to raise capital within the last few months and the executive management and the Board of Directors of the Fund wish to thank you for your investment. Given the strong market feedback for the Fund, we anticipate the addition of substantial capital over the next fiscal year and will continue to work with Callan Associates (“Callan”) to invest across the real estate investment strategies and with the investment managers discussed in detail in the Prospectus. Callan, the Fund’s sub-adviser provides research, education, decision support and advice to over 230 institutional investors collectively responsible for over $1.6 trillion in total assets as of December 31, 2011. With the help of Callan, we have identified a group of investment opportunities which we believe will provide investors with current income, capital preservation, and long-term capital appreciation.

As the economy begins to rebound, we expect real estate to do very well in the next 5 to 10 years. We expect commercial real estate fundamentals to remain solid and to continue to gradually improve as economic fundamentals continue to improve. Unlike the equity markets, where improving economic conditions (lower unemployment, increased consumer spending and higher consumer confidence reported during the quarter) and record profits (U.S. corporate operating earnings were up 15 percent in 2011) have had a swift and positive impact on the market, commercial real estate fundamentals are typically slower to react. An improving economic climate has led to occupancy growth in the commercial real estate sector, but has yet to lead to rental growth in most property types and most markets. We expect demand for commercial real estate to grow over the next five years, and as demand growth increases, we expect increasing revenues in this sector. New supply in commercial real estate was at historic lows for the last several years. We expect the new supply of real estate to stay muted over the next five years because of the dearth of financing available for commercial real estate development projects as well as occupancy and rental rates that do not justify new development projects in most property types and in most markets. With demand for commercial real estate improving and limited new supply in the foreseeable future, we believe that the current environment represents an attractive entry point for investors with a medium to long-term view.

Institutional investors such as pension funds and endowments have embraced real estate as a major asset class for purposes of allocations within their investment portfolios. In fact, institutions that invest in commercial real estate target an average allocation of 10.3% of their portfolios to the sector, according to a January 2011 survey by Kingsley Associates and Institutional Real Estate, Inc.

Again, we thank you for your investment and confidence in our management team. We at Versus, look forward to a long and successful relationship.

Sincerely,

Mark Quam

Chairman and CEO

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Disclosure of Fund Expenses

March 31, 2012 (unaudited)

As a shareholder of the Versus Capital Multi-Manager Real Estate Income Fund LLC (the “Fund”), you incur ongoing costs, including management fees and administration fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period from December 9, 2011 (commencement date) through March 31, 2012.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. The Fund does not currently have sales charges (loads) or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were incurred, your costs would have been higher.

Beginning Account Value*	Ending Account Value March 31, 2012	Net Expenses Paid During Period**	Annualized Expense Ratio	Total Return***
Based on Actual Fund Return (semiannual return - not annualized)
$1,000.00	$1,000.00	$0.00	0.00%	0.00%
Based on Hypothetical 5% Yearly Return (annualized return)
$1,000.00	$1,025.00	$0.00	0.00%	5.00%

*	The Fund commenced operations on December 9, 2011. Beginning account value for the hypothetical is October 1, 2011.
**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (114) in the fiscal half-year, then divided by 366. During the period ended March 31, 2012, the Adviser waived or reimbursed 100% of the expenses incurred by the Fund.
***	The 5.00% annualized rate of return is gross of fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors

Versus Capital Multi-Manager Real Estate Income Fund LLC

We have audited the accompanying statement of assets and liabilities of Versus Capital Multi-Manager Real Estate Income Fund LLC (the “Fund”), including the portfolio of investments, as of March 31, 2012, and the related statements of operations, changes in net assets, and the financial highlights for the period from December 9, 2011 (commencement of operations) through March 31, 2012. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2012, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Versus Capital Multi-Manager Real Estate Income Fund LLC as of March 31, 2012, and the results of its operations, changes in its net assets, and its financial highlights for the period from December 9, 2011 (commencement of operations) through March 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

Chicago, Illinois

May 24, 2012

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments—March 31, 2012

Shares		Value
Short-Term Investments—87.2%
414,525	Goldman Sachs Financial Square Funds—Prime Obligations Fund	$414,525

	Total Short-Term Investments	414,525

	(Cost $414,525)
	Total Investments—87.2%	414,525

	(Cost $414,525)
	Other Assets
	Net of Liabilities—12.8%	60,636

	Net Assets—100.0%	$475,161

Industry	% of Net Assets
Short-Term Investments	87.2%

Total	87.2%

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Statement of Assets and Liabilities

March 31, 2012

ASSETS:
Investments:
Short-term Investments	$414,525

Total investment in securities at value	$414,525

Receivables for:
Interest	35
Fund shares sold	35,000
From Adviser	448,989
Deferred offering cost	644,599

Total Assets	1,543,148

LIABILITIES:
Payables for:
Administrative fee	31,242
Audit fee	26,913
Legal fee	75,000
Custodian fee	6,250
Distribution fee	479
Director’s fee	40,000
Registration fee	3,000
Offering Cost	833,864
Transfer Agent fee	19,500
Insurance fee	26,676
Accrued expenses and other liabilities	5,063

Total Liabilities	1,067,987

NET ASSETS	$475,161

NET ASSETS consist of:
Paid-in capital	475,100
Undistributed net investment income	61

TOTAL NET ASSETS	$475,161

Net Assets	$475,161
Shares of beneficial interest outstanding (unlimited authorization)	19,004
Net asset value and redemption price per share (Net Assets/Shares Outstanding)	$25.00

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Statement of Operations

Period From December 9, 2011 (inception) to March 31, 2012

Investment Income:
Dividends income	$61

Total Investment Income	61

Expenses:
Adviser fees (Note 3)	607
Administrative fees	31,242
Distribution fees (Note 3)	479
Director’s fees (Note 3)	40,000
Transfer agent fees	19,500
Custodian fees	6,250
Registration fees	3,000
Audit fees	26,913
Legal fees	75,000
Amortization of Offering Costs	214,866
Insurance fees	26,676
Other expenses	5,063

Total expenses	449,596
Fees waived or reimbursed by Adviser (Note 3)	(449,596)

Net expenses	—

Net investment income	61

Net increase in Net Assets Resulting from Operations	$61

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Statement of Changes in Net Assets

Period From December 9, 2011 (inception) to March 31, 2012

Increase (Decrease) in Net Assets:

From Operations:
Net investment income	$61

Net increase in net assets resulting from operations	61

Capital Share Transactions:
Sold	375,100

Net increase in net assets resulting from share transactions	375,100

Total increase in net assets	375,161
Net Assets:
Beginning of period *	100,000

End of period	$475,161

Undistributed net investment income	$61

Share Transactions:
Shares sold	15,004

Net increase in share transactions	15,004

*	Represents initial seed capital invested by Versus Capital Advisors, LLC.

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Financial Highlights

Period From December 9, 2011 (inception) to March 31, 2012

Net Asset Value, Beginning of Period	$25.00
Income from Investment Operations:
Net investment income	—	(a)
Net realized and unrealized gain (loss)	—

Total from investment operations	—

Net Asset Value, End of Period	$25.00

Total return based on net asset value	0.00	%(b)

Ratios and Supplemental Data
Net Assets at the end of period	$475,161
Ratios of gross expenses to average net assets	703.30	%(c)
Ratios of net expenses to average net assets	0.00	%(c)
Ratios of net investment income to average net assets	0.10	%(c)
Portfolio turnover rate	0.00	%(b)

(a)	Less than $0.005 per share
(b)	Not annualized.
(c)	Annualized.

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Financial Statements

Period From December 9, 2011 (inception) to March 31, 2012

NOTE 1. ORGANIZATION

Versus Capital Multi-Manager Real Estate Income Fund LLC (the “Fund”)is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, continuously offered, closed-end management investment company that provides liquidity through a quarterly repurchase policy. The Fund’s investment objectives are to seek consistent current income, capital preservation and long-term capital appreciation. The Fund attempts to achieve these objectives by allocating its capital among a select group of institutional asset managers (the “Investment Managers”) with expertise in managing portfolios of real estate and real estate-related investments. The Fund is authorized to issue an unlimited number of shares of beneficial interest without par value up to a total of $750,000,000. The Fund was declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on December 9, 2011, (the “Effective Date”) and accordingly, the Fund commenced its investment operations.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation—Investments in securities that are listed on the New York Stock Exchange (the “NYSE”) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price as reflected on the tape at the close of the exchange representing the principal market for such securities. If, after the close of a foreign market, but prior to the NYSE close, market conditions change significantly, certain foreign securities may be valued pursuant to procedures established by the Board of Directors (the “Board”).

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Adviser to be over-the-counter, are valued at the official closing prices as reported by sources as the Board deems appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the Adviser determines that the bid and/or ask price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Board. Circumstances in which market prices may be unavailable include, but are not limited to, trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value (the “NAV”).

As a general matter, the Fund records the fair value of its interests in the Investment Funds based on the NAV provided by the Investment Managers and their agents. These fair value calculations will involve significant professional judgment by the Investment Managers in the application of both observable and unobservable attributes, the calculated net asset values of the Investment Funds’ assets may differ from their actual realizable value or future fair value. Valuations will be provided to the Fund based on the interim unaudited financial records of Investment Funds, and, therefore, will be estimates subject to adjustment (upward or downward) upon the auditing of such financial records and may fluctuate as a result. Furthermore, the Board and the Adviser may not have the ability to assess the accuracy of these valuations.

The Fund’s use of fair value pricing may cause the NAV of the Shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1—unadjusted quoted prices in active markets for identical securities

•	Level 2—prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, pre-payment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Financial Statements

Period From December 9, 2011 (inception) to March 31, 2012 (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. It is the Fund’s policy to recognize transfers in and out of the levels at the value at the (end or beginning) of the period. For the period ended March 31, 2012, there were no transfers between levels. A summary of inputs used to value the Fund’s investments as of March 31, 2012 is as follows:

	Total Market Value at 03/31/12	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Short-Term Investments	$414,525	$414,525	$—	$—

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

Investment Income and Securities Transactions—Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Dividend income is recorded net of applicable withholding taxes. Interest income is accrued daily. Premiums and discounts are amortized or accreted on an effective yield method on fixed income securities. The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and reclaims as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which the Funds invest. Securities are accounted for on a trade date basis. The cost of securities sold is determined and gain (losses) are based upon the specific identification method.

Foreign Currency—Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates at 4:00 p.m. U.S. ET (Eastern Time). Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, and are included with the net realized and unrealized gain or loss on investment securities.

Dividends and Distributions to Shareholders—Once the Fund’s initial distribution has been made, the Fund will make regular quarterly distributions to shareholders of all or a portion of any dividends or investment income it earns on investments. In addition, the Fund will make regular distributions to the shareholders of all or a portion of capital gains distributed to the Fund by Investment Funds and capital gains earned by the Fund from the disposition of Investment Funds, together with any dividends or interest income earned from such investments.

U.S. Federal Income Tax Information—The Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. This policy may cause multiple distributions during the course of the year, which are recorded on the ex-dividend date.

As of and during the period ended March 31, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is not subject to examination by the U.S. federal tax authorities for the fiscal years before 2012. The Fund identifies its major tax jurisdiction as U.S. Federal.

The Regulated Investment Company Modernization Act of 2010 (“Modernization Act”) was signed into law on December 22, 2010. Under the Modernization Act the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (Fiscal Year 2012 for the Fund) indefinitely. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

Dividends from net investment income and distributions from realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification. As of March 31, 2012, there were no reclassifications to the capital accounts.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Financial Statements

Period From December 9, 2011 (inception) to March 31, 2012 (continued)

For the fiscal period ended March 31, 2012, there was $61 of undistributed ordinary income and no accumulated long-term capital gains on a tax basis.

As of March 31, 2012, the Fund had no capital loss carryovers available to offset possible furture capital gains.

Under federal tax law, capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the fiscal period ended March 31, 2012, the Fund did not incur any qualified late year losses after December 9, 2011 (inception).

Offering Costs—Costs of $859,465 were incurred in connection with the offering of the Fund. The costs have been capitalized and are being amortized on a straight-line basis over the first twelve months based on the Effective Date of the Fund. Organization costs of $214,866 were amortized during the period ended March 31, 2012.

Guarantees and Indemnifications—In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown and this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund would expect the risk of loss to be remote.

Use of Estimates—The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities (including accrued income, receivables and contingent liabilities and disclosure of contingent assets and liabilities) at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Management Agreement, Versus Capital Advisors LLC (the “Adviser”) serves as the investment adviser to the Fund. For its services under this agreement, the Fund pays the Adviser an Investment Management Fee at an annual rate of 0.95% of the Fund’s NAV, which will accrue daily on the basis of the average daily net assets of the Fund and is paid quarterly.

The Adviser has voluntarily entered into an “Expense Limitation and Reimbursement Agreement” with the Fund for a twelve-month term commencing on the Effective Date (the “Limitation Period”), which limits the amount of certain expenses borne by the Fund during the Limitation Period to an amount not to exceed 1.25% per annum of the Fund’s net assets (the “Expense Cap”). During the Limitation Period, in the event that certain expenses of the Fund exceed the Expense Cap, the Adviser will reimburse the Fund for any such expenses paid or borne by the Fund. The Adviser waived all the fees for the period ended March 31, 2012.

The Adviser engaged Callan Associates Inc. (the “Sub-Adviser”) to act as the Fund’s investment Sub-Adviser for the selection of Investment Managers. The Sub-Adviser fee is paid by the Adviser. The Adviser, with the assistance of the Sub-Adviser, allocates the Fund’s assets and, thereafter, evaluates regularly each Investment Manager to determine whether its investment program is consistent with the Fund’s investment objective and whether its investment performance is satisfactory. The Adviser may, at its discretion, reallocate the Fund’s assets among the Investment Managers.

The Adviser and Sub-Adviser have retained the services of the following Investment Managers for the Fund: Security Capital Research & Management, Inc. (“Security Capital”); European Investors Incorporated (“EII”); and Forum Securities Limited (“Forum”). The Investment Managers will either (i) manage investment funds that invest in real estate-related debt, consisting of mezzanine and first mortgage debt, and directly in real estate through entities that qualify as real estate investment trusts for federal income tax purposes (“REITs”) or investment vehicles treated similarly as private REITs for tax purposes (collectively, the “Investment Funds”) as described further below (see “Taxes”), or (ii) sub-advise a specified portion of the Fund’s assets to be invested in domestic and international publicly traded real estate securities, such as common and preferred stock of publicly listed REITs, commercial mortgage-backed securities, commercial real estate collateralized debt obligations, and senior unsecured debt of REITs (referred to hereafter as the “Real Estate Securities” and together with the Investment Funds as “Real Estate-Related Investments”).

BNY Mellon Distributors Inc. (the “Distributor”) serves as the Fund’s statutory underwriter and facilitates the distribution of Shares. The Fund and the Distributor have engaged Advisors Asset Management Inc (the “Sub-Distributor”) to act as a sub-distributor of the Shares, subject to various conditions. For their services, the Fund pays to the Distributor and the Distributor pays to the Sub-Distributor a Distribution Fee that will accrue on the basis of the average daily NAV of the Fund’s shares, at an annual rate of 0.75%.

The Fund pays each Independent Director a fee per annum. In addition, the Fund reimburses each of the Independent Directors for travel and other expenses incurred in connection with attendance at meetings; provided, however, that if more than three board meetings require out-of-town travel time, such additional travel time may be billed at the rate set forth in the Board of Directors Retainer Agreement or as amended by action of the Board from time to time. Each of the Independent Directors is a member of the Audit Committee and/or Nominating Committee, and receives a fee for each meeting attended. The Chairman of the Audit Committee receives an additional fee per annum. Other members of the Board and executive officers of the Fund receive no compensation.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Financial Statements

Period From December 9, 2011 (inception) to March 31, 2012 (continued)

NOTE 4. INVESTMENT TRANSACTIONS

For the period ended March 31, 2012, there were no purchases or sales of investment securities, other than short-term investments. As of March 31, 2012, there were no gross unrealized appreciation or depreciation on a tax basis. The aggregate cost of securities for federal income tax purposes at March 31, 2012, was $414,525.

NOTE 5. REPURCHASE OFFERS

The Fund has adopted a fundamental policy that it will make quarterly Repurchase Offers for no less than 5% of its shares outstanding at NAV, unless suspended or postponed in accordance with regulatory requirements (as discussed below), and that each quarterly repurchase pricing shall occur on the 14th day after the Repurchase Request Deadline (defined below), or the next Business Day if the 14th is not a Business Day (each a “Repurchase Pricing Date”). Shares will be repurchased at the NAV per Share determined as of the close of regular trading on the NYSE on the Repurchase Pricing Date. The Fund expects its initial Repurchase Offer will be during the second calendar quarter of 2012.

Shareholders will be notified in writing about each quarterly Repurchase Offer, how they may request that the Fund repurchase their shares and the Repurchase Request Deadline, which is the date the Repurchase Offer ends. The Repurchase Request Deadline will be determined by the Board. The time between the notification to shareholders and the Repurchase Request Deadline may vary from no more than 42 days to no less than 21 days. The repurchase price of the shares will be the NAV as of the close of regular trading on the NYSE on the Repurchase Pricing Date. Payment pursuant to the repurchase will be made to the shareholders within seven days of the Repurchase Pricing Date (the “Repurchase Payment Deadline”). Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate repurchase amounts established for that Repurchase Request Deadline. Repurchase proceeds, net of any repurchase fee, will be paid to shareholders prior to the Repurchase Payment Deadline.

The Board, or a committee thereof, in its sole discretion, will determine the number of shares that the Fund will offer to repurchase (the “Repurchase Offer Amount”) for a given Repurchase Request Deadline. The Repurchase Offer Amount, however, will be no less than 5% of the total number of shares outstanding on the Repurchase Request Deadline.

If Share repurchase requests exceed the number of Shares in the Fund’s Repurchase Offer, the Fund may, in its sole discretion (i) repurchase the tendered Shares on a pro rata basis or (ii) increase the number of Shares to be repurchased by up to 2.0% of the Fund’s outstanding Shares. As a result, tendering shareholders may not have all of their tendered Shares repurchased by the Fund.

A shareholder who tenders some, but not all, of such shareholder’s Shares for repurchase as of a Repurchase Pricing Date will be required to maintain a minimum aggregate NAV of shares equal to $10,000. The Fund reserves the right to reduce the amount to be repurchased from a shareholder as of a Repurchase Pricing Date so that the required minimum aggregate NAV of shares is maintained. Upon request by a shareholder, the Board may permit a shareholder to cancel a shareholder’s tender of Shares, if such cancellation is determined by the Board to be in the best interest of the Fund.

A shareholder who tenders for repurchase such shareholder’s Shares during the first year following such shareholder’s initial capital contribution will be subject to a fee of 2.00% of the value of the Shares repurchased by the Fund, payable to the Fund (an “Early Withdrawal Charge”). The Board may, in certain limited instances where the Board has determined that the remaining shareholders will not be materially and adversely affected or prejudiced, waive the Early Withdrawal Charge. Any such waiver does not imply that the Early Withdrawal Charge will be waived at any time in the future or that such Early Withdrawal Charge will be waived for any other shareholder.

NOTE 6. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

NOTE 7. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there was the following subsequent event:

The Bank of New York Mellon Corporation (“BNY Mellon”) agreed to sell BNY Mellon Distributors LLC and its four subsidiaries (“Distributor”) to Foreside Distributors, a subsidiary of Foreside Financial Group (the “Transaction”). Subject to any necessary approvals, the Transaction closed on April 1, 2012. Upon the closing of the Transaction, BNY Mellon Distributors became an indirect, wholly owned subsidiary of Foreside Financial Group, and will be named Foreside Funds Distributors LLC.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Additional Information (unaudited)

SECURITY PROXY VOTING

The Fund’s policy is to vote its proxies in accordance with the recommendations of management. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (866) 280-1952 and on the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund’s Forms N-Q are available without a charge, upon request, by contacting the Fund at (866) 459-2772 and on the SEC’s website at http://www.sec.gov. You may also review and copy Form N-Q at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the SEC at 800-SEC-0330.

DIVIDEND REINVESTMENT PLAN

All distributions paid by the Fund will be reinvested in additional Shares of the Fund unless a shareholder “opts out” (elects not to reinvest in Shares), pursuant to the Fund’s Dividend Reinvestment Policy. A shareholder may elect initially not to reinvest by indicating that choice on a shareholder certification. Thereafter, a shareholder is free to change his, her or its election on a quarterly basis by contacting BNY Mellon (or, alternatively, by contacting the Selling Agent that sold such shareholder his, her or its Shares, who will inform the Fund). Shares purchased by reinvestment will be issued at their NAV on the ex-dividend date. There is no Sales Load or other charge for reinvestment. The Fund reserves the right to suspend or limit at any time the ability of shareholders to reinvest distributions. The automatic reinvestment of dividends and capital gain distributions does not relieve participants of any U.S. federal income tax that may be payable (or required to be withheld) on such distributions.

TAX INFORMATION

For the fiscal year ended March 31, 2012, certain dividends may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. For individual shareholders, a percentage of their ordinary income dividends for the Fund may qualify for a maximum tax rate of 15%. The percentage of ordinary income dividends that qualify is 0%.

For the fiscal year ended March 31, 2012, certain dividends qualify for the dividends-received deduction (“DRD”) for corporate shareholders. The percentage of ordinary income dividends that qualify is 0%.

Shareholders should not use the above tax information to prepare their tax returns. The information will be included with your Form 1099-DIV and will be mailed in January 2013.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At meetings held on August 24, 2011 and August 26, 2011, the Board of Directors (the “Board”) of the Company, including all of the directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the initial approval of the investment management between the Adviser and the Company (the “Investment Management Agreement”), as well as the initial approvals of the investment sub-advisory agreements between Callan Associates, Inc., European Investors, Forum Securities Limited, and Security Capital Research & Management (each a “Sub-Adviser” and together the “Sub-Advisers”) and the Company, respectively (collectively, the “Sub-Advisory Agreements”). The Board, including all of the Independent Directors, unanimously approved the Investment Management Agreement and Sub-Advisory Agreements for an initial two-year term.

The Board’s decisions to approve the Investment Management Agreement and Sub-Advisory Agreements reflect the exercise of their business judgment. In approving the Investment Management Agreement and Sub-Advisory Agreements, the Board considered information provided by the Adviser and each of the Sub-Advisers with the assistance and advice of counsel to the Company. In considering the approval of the Investment Management Agreement, the Board took into account all materials provided prior to and during the meetings, the presentations made during the meetings, and the discussions during the meetings. Among other things, the Board considered (a) the nature, quality and extent of the advisory and other services to be provided to the Company by the Adviser; (b) the investment performance of individuals affiliated with the Company and the Adviser; (c) comparative data with respect to advisory fees or similar expenses paid by other investment companies with similar investment objectives; (d) the Company’s projected operating expenses and expense ratio compared to investment companies with similar investment objectives; (e) any existing and potential sources of indirect income to the Adviser from its relationships with the Company and the profitability of those relationships; (f) the extent to which economies of scale are relevant to the Company; (g) information about the services to be performed and the personnel performing such services under the Investment Management Agreement; (h) the organizational capability and financial condition of the Adviser and its affiliates; and (i) the possibility of obtaining similar services from other third party service providers or through an internally managed structure.

With respect to each of the Sub-Advisory Agreements, the Board took into account all materials provided prior to and during the meetings, the presentations made during the meetings, and the discussions during the meetings. Among other things, the Board considered (a) the nature, quality and extent of the advisory and other services to be provided to the Adviser and to the Company by each Sub-Adviser; (b) the investment performance of each respective Sub-Adviser; (c) comparative data with respect to advisory fees or similar expenses paid by other investment companies with similar investment objectives; (d) the Company’s projected operating expenses and expense ratio compared to investment companies with similar investment objectives; (e) any existing

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Additional Information (unaudited)

and potential sources of indirect income to each Sub-Adviser from their respective relationships with the Company and Adviser and the profitability of those relationships; (f) the extent to which economies of scale are relevant to the Company; (g) information about the services to be performed and the personnel performing such services under each of the Sub-Advisory Agreements; (h) the organizational capability and financial condition of each Sub-Adviser; and (i) the possibility of obtaining similar services from other potential sub-advisers.

The Board concluded that the Adviser and each Sub-Adviser had adequate resources to provide services to the Company. The Board also considered the advisory and sub-advisory fee rates payable by the Company under the proposed Investment Management Agreement and each respective Sub-Advisory Agreement. In this regard, the Board noted that the Company has contractually agreed to waive management fees and to reimburse expenses for a one year period ending on the anniversary of the date the Company was deemed effective by the U.S. Securities and Exchange Commission in order to limit total annual operating expenses for the Company.

After reviewing the aforementioned information regarding the Adviser’s and each Sub-Adviser’s costs, quality of services and economies of scale, the Board concluded that the fees payable under the Investment Management Agreement and each Sub-Advisory Agreement to be paid by the Company were fair and reasonable, and approved the Investment Management Agreement and each Sub-Advisory Agreement for an initial two-year period ending August 26, 2013.

DIRECTORS AND OFFICERS

The Board has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund’s business. The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation. Information pertaining to the Board is set forth below.

Name, Address, and Age (1)	Position(s) Held with Fund	Term of Office and Length of Time Served (2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Public Company Directorships Held by Director
Independent Directors (3)

Jeffrey A. Jones; Age 53	Independent Director	Since inception	Principal of SmithJones, 8/08 to present; President and Executive Director of Ameriton Properties, 1/00 to 11/07.	N/A	N/A

Richard J. McCready; Age 54	Independent Director	Since inception	Chief Operations Officer, Executive Vice President and Investment Committee Member of Northstar Realty Finance Corp, 4/2006 to 1/2010; General Counsel and Corporate Secretary of NorthStar Realty Finance Corp., 10/04 to 3/06; President, Chief Operations Officer and Director of NorthStar Capital Investment Corp., 3/98 to 10/07.	N/A	N/A

Matthew T. Murphy; Age 47	Independent Director	Since inception	Chief Financial Officer, Treasurer, Senior Vice President, Controller and Assistant Secretary of DCT Industrial Trust Inc., 4/03 to present.	N/A	N/A

Paul E. Sveen; Age 50	Independent Director	Since inception	Chief Executive Officer of Integrated Asset Services, 3/11 to 6/11; Managing Partner of Pantelan, 3/08 to 3/11; Managing Director of Lehman Brothers, 5/89 to 3/08.	N/A	N/A

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Additional Information (unaudited)

Name, Address, and Age (1)	Position(s) Held with Fund	Term of Office and Length of Time Served (2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Public Company Directorships Held by Director

Interested Directors (4)

Mark D. Quam; Age 42	Director; Chief Executive Officer	Since inception	Chief Executive Officer and President of the Adviser, 2010 to present; President, Chief Executive Officer and Founder of Welton Street Investments, LLC and Welton Street Holdings LLC, 2005 to 2010.	N/A	N/A

William R. Fuhs, Jr.; Age 43	Director; Chief Financial Officer	Since inception	Chief Financial Officer and President of the Adviser, 2010 to present; Chief Financial and Operating Officer of Welton Street Holdings, 2006 to 2010.	N/A	N/A

Casey Frazier; Age 34	Director; Chief Investment Officer	Since inception	Chief Investment Officer of the Adviser, 2011 to present. Senior Vice President of NRF Capital Markets LLC, 2010 to 2011. Chief Investment Officer of Welton Street Investments, LLC and Welton Street Advisors LLC, 2005 to 2010.	N/A	N/A

(1)	The address of each member of the Board is: c/o Versus Capital Multi-Manager Real Estate Income Fund LLC, 7100 E Belleview Ave, Suite 306, Greenwood Village, Colorado 80111-1632.
(2)	Each Director will serve for the duration of the Fund, or until his death, resignation, termination, removal or retirement.
(3)

“Independent Directors” means members of the Board who are not “interested persons” of the Fund, the Adviser, the Sub-Adviser, the Distributor, the Sub-Distributor, or any affiliate of the Fund, the Adviser, the Sub-Adviser, the Distributor, or the Sub-Distributor, as defined by the 1940 Act (“Independent Directors”).

(4)	“Interested Directors” means members of the Board who are “interested person,” as defined in the 1940 Act, because of such person’s affiliation with the Fund (“Interested Directors”).

OFFICERS OF THE FUND

Name, Address, and Age (1)	Position(s) Held with Fund	Term of Office and Length of Time Served (2)	Principal Occupation(s) During Past 5 Years
Officers

Mark D. Quam; Age 42	Chief Executive Officer	Since inception	Chief Executive Officer and President of the Adviser from 2010 to present. President, Chief Executive Officer and Founder of Welton Street Investments, LLC and Welton Street Holdings LLC, 2005 to 2010.

William R. Fuhs, Jr.; Age 43	Chief Financial Officer	Since inception	Chief Financial Officer and President of the Adviser, 2010 to present. Chief Financial and Operating Officer of Welton Street Holdings LLC, 2006 to 2010.

Casey Frazier; Age 34	Chief Investment Officer	Since inception	Chief Investment Officer of the Adviser, 2011 to present. Senior Vice President of NRF Capital Markets LLC, 2010 to 2011. Chief Investment Officer of Welton Street Investments, LLC and Welton Street Advisors LLC, 2005 to 2010.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Additional Information (unaudited)

Name, Address, and Age (1)	Position(s) Held with Fund	Term of Office and Length of Time Served (2)	Principal Occupation(s) During Past 5 Years
John Gordon; Age 49	Chief Compliance Officer and Treasurer	Since inception	Owner of John Gordon, LLC (forensic accounting services), 2009 to present. Executive Vice President and Executive Vice President of Accounting and Finance of Madison Capital Management, LLC, 1999 to 2009.

Crystal Daniels; Age 43	Secretary	Since inception	Senior Vice President of Finance and Operations of the Adviser, 2009 to present. Accounting Manager of DemandPoint, 2006 to 2007.

(1)	The address of each Officer of the Fund is: c/o Versus Capital Multi-Manager Real Estate Income Fund LLC, 7100 E Belleview Ave, Suite 306, Greenwood Village, Colorado 80111-1632.
(2)	Each Officer will serve for the duration of the Fund, or until his death, resignation, termination, removal or retirement.

Item 2.	Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of directors has determined that Matthew Murphy is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for the last fiscal year for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year is $23,500. The Registrant was not operational in 2010.

Audit-Related Fees

(b)	The aggregate fees billed in the last fiscal year for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item is $0. The Registrant was not operational in 2010.

Tax Fees

(c)	The aggregate fees billed in the last fiscal year for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning is $0. The Registrant was not operational in 2010.

All Other Fees

(d)	The aggregate fees billed in the last fiscal year for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item is $0. The Registrant was not operational in 2010.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Notwithstanding the foregoing, the Audit Committee is not responsible for certifying the Fund’s financial statements or guaranteeing the auditor’s report. The fundamental responsibility for the Fund’s financial statements and disclosures rests with management and the independent auditors.

1.	Independent Auditors

(a)	Retain, terminate and replace independent auditors and approve all audit engagement fees and terms.

(b)	Inform each registered public accounting firm performing work for the Fund that such firm shall report directly to the Audit Committee the findings of its audits.

(c)	Oversee the work of any registered public accounting firm employed by the Fund, including the resolution of any disagreement between management and the auditor regarding financial reporting, for the purpose of preparing or issuing an audit report or related work.

(d)	Review and approve in advance any significant audit or non-audit engagement or relationship between the Fund and the independent auditors, other than “prohibited non-auditing services”.

(e)	The following shall be “prohibited non-auditing services”:

(i)	appraisal or valuation services, providing fairness opinions or preparing contribution-in-kind reports;

(ii)	bookkeeping or other services related to the accounting records or financial statements of the audit client;

(iii)	internal audit outsourcing services;

(iv)	actuarial services;

(v)	management functions or human resources;

(vi)	broker or dealer, investment adviser or investment banking services;

(vii)	legal services and expert services unrelated to the audit;

(viii)	financial information systems design and implementation; and

(ix)	any other service that the Public Fund Accounting Oversight Board prohibits through regulation.

(f)	Notwithstanding the foregoing, pre-approval is not necessary for services other than audit, review or attest services if:

(i)	the aggregate amount of all such non-audit services provided to the Fund constitutes not more than five percent of the total amount of revenues paid by the Fund to its auditor during the fiscal year in which the non-audit services are provided;

(ii)	such services were not recognized by the Fund at the time of the engagement to be non-audit services; and

(iii)	such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board to whom authority to grant such approvals has been delegated by the Audit Committee. The Audit Committee may delegate to one or more of its members the authority to pre-approve any audit or non-audit services to be provided by the independent auditors so long as it is presented to the full Audit Committee at its next regularly scheduled meeting.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	N/A

(c)	N/A

(d)	N/A

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the last fiscal year of the registrant was $0. The Registrant was not operational in 2010.

(h)	Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

PROXY VOTING POLICIES AND PROCEDURES

The Fund is a fund of funds that invests primarily in Investment Funds which have investors other than the Fund. The Fund may invest substantially all of its assets in non-voting securities of Investment Funds.

The Fund has delegated voting of proxies in respect of portfolio holdings to the Adviser, to vote the Fund’s proxies in accordance with the Adviser’s proxy voting guidelines and procedures. However, Investment Funds typically do not submit matters to investors for vote. If an Investment Fund submits a matter to the Fund for vote (and the Fund holds voting interests in the Investment Fund), the Adviser will vote on the matter in a way that it believes is in the best interest of the Fund and in accordance with the following proxy voting guidelines (the “Voting Guidelines”):

•	In voting proxies, the Adviser is guided by general fiduciary principles. The Adviser’s goal is to act prudently, solely in the best interest of the Fund.

•

The Adviser attempts to consider all factors of its vote that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values.

•	The Adviser, absent a particular reason to the contrary, generally will vote with management’s recommendations on routine matters. Other matters will be voted on a case-by-case basis.

The Adviser applies its Voting Guidelines in a manner designed to identify and address material conflicts that may arise between the Adviser’s interests and those of its clients before voting proxies on behalf of such clients. The Adviser relies on the following to seek to identify conflicts of interest with respect to proxy voting and assess their materiality:

•

The Adviser’s employees are under an obligation (i) to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of client accounts both as a result of an employee’s personal relationships and due to special circumstances that may arise during the conduct of the Adviser’s business, and (ii) to bring conflicts of interest of which they become aware to the attention of certain designated persons.

•

Such designated persons work with appropriate personnel of the Adviser to determine whether an identified conflict of interest is material. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Adviser’s decision-making in voting the proxy. All materiality determinations will be based on an assessment of the particular facts and circumstances. The Adviser shall maintain a written record of all materiality determinations.

•	If it is determined that a conflict of interest is not material, the Adviser may vote proxies notwithstanding the existence of the conflict.

•

If it is determined that a conflict of interest is material, the Adviser’s legal department works with appropriate personnel of the Adviser to agree upon a method to resolve such conflict of interest before voting proxies affected by the conflict of interest. Such methods may include:

•	disclosing the conflict to the Board and obtaining the consent of the Board before voting;
•	engaging another party on behalf of the Fund to vote the proxy on its behalf;
•	engaging a third party to recommend a vote with respect to the proxy based on application of the policies set forth herein; or
•	such other method as is deemed appropriate under the circumstances given the nature of the conflict.

The Adviser shall maintain a written record of the method used to resolve a material conflict of interest. Information regarding how the Adviser voted the Fund’s proxies related to the Fund’s portfolio holdings during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-343-7916, and is available on the SEC’s website at http://www.sec.gov.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)	Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

Casey Frazier – Chief Investment Officer – Since Inception

(a)(2)	Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

Other Accounts Managed by Portfolio Manager(s) or Management Team Member

Name of Portfolio Manager or Team Member	Type of Accounts	Total No. of Accounts Managed	Total Assets	No. of Accounts where Advisory Fee is Based on Performance	Total Assets in Accounts where Advisory Fee is Based on Performance
	Registered Investment Companies:	N/A	N/A	N/A	N/A
	Other Pooled Investment Vehicles:	N/A	N/A	N/A	N/A
Casey Fraizer	Other Accounts:	8	$1,645,000	0	$0

(a)(3)	Compensation Structure of Portfolio Manager(s) or Management Team Members

CIO receives a fixed salary.

(a)(4)	Disclosure of Securities Ownership

None

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Versus Capital Multi-Manager Real Estate Income Fund LLC

By (Signature and Title)	/s/ Mark D. Quam
Mark D. Quam, Chief Executive Officer (principal executive officer)

Date	June 1, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mark D. Quam
Mark D. Quam, Chief Executive Officer (principal executive officer)

Date	June 1, 2012

By (Signature and Title)	/s/ William R. Fuhs, Jr.
William R. Fuhs, Jr., Chief Financial Officer (principal financial officer)

Date	June 1, 2012

*	Print the name and title of each signing officer under his or her signature.